Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Carried at Fair Value

The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input to the valuations as described above:

	December 31, 2013			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Receivables and other assets (a)	$—	$—	$12,676	$—	$—	$9,014
Restricted cash	8,169	—	—	13,596	—	—
Cash and cash equivalents	319,735	—	—	49,826	—	—

	$327,904	$—	$12,676	$63,422	$—	$9,014

Financial liabilities
Bank indebtedness and other financings	$—	$—	$—	$—	$—	$—
Notes payable	—	—	—	—	—	—
Accounts payable and other liabilities (b)	—	6,497	—	—	13,779	—

	$—	$6,497	$—	$—	$13,779	$—

(a)	The fair value measurement for the equity swap contracts are determined using the intrinsic valuation technique. Inputs used in the calculation are the notional amount ($16.20), share price ($24.19) and the number of underlying shares (1,585,889).

(b)	The fair value measurements for the interest rate swap contracts are determined based on notional amounts, terms to maturity, and the LIBOR rates. The LIBOR rates vary depending on the term to maturity and the conditions set out in the underlying swap agreements.

Reconciliation of Fair Value Measurements

The following is a reconciliation of Level 3 (equity swaps) fair value measurements:

	Years Ended December 31
	2013	2012
Balance, beginning of year	$9,014	$1,088
Total gains / (losses) for the year:
Included in earnings (or changes in net assets)	3,662	7,926

Balance, end of year	$12,676	$9,014